Fair Value Measurements - Company's financial assets and liabilities (Details) - USD ($)	Sep. 30, 2021	Jan. 11, 2021
Liabilities:
Derivative warrant liabilities	$ 20,759,730	$ 22,148,000
Level 1 | Recurring | Public Warrants
Liabilities:
Derivative warrant liabilities	13,340,000
Level 3 | Recurring | Public Warrants
Liabilities:
Derivative warrant liabilities		14,628,000
Level 3 | Recurring | Private Placement Warrants
Liabilities:
Derivative warrant liabilities	$ 7,419,730	$ 7,520,000